Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 7,530	$ 8,640
Accounts receivable, net of allowance for doubtful accounts	89,540	101,340
Other current assets	5,273	5,640
Total current assets	102,343	115,620
Property, plant and equipment	1,674,677	1,689,256
Accumulated depreciation, depletion and amortization	(411,921)	(406,959)
Net property, plant and equipment	1,262,756	1,282,297
Equity investments	88,503	81,162
Intangible assets (net of accumulated amortization of $25,398 and $38,587)	14,654	70,665
Other long-term assets	42,927	44,248
Total assets	1,511,183	1,593,992
Current liabilities
Accounts payable and accrued liabilities	112,755	124,082
Deferred income	3,349	3,416
Derivative liabilities	13,499	12,042
Total current liabilities	129,603	139,540
Deferred income	11,319	10,492
Other liabilities	21,060	21,256
Senior notes	300,000	300,000
Revolving credit facility	617,000	541,000
Partners' capital
Common units	431,605	580,961
Accumulated other comprehensive income	596	743
Total partners' capital	432,201	581,704
Total liabilities and partners' capital	$ 1,511,183	$ 1,593,992